Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000005477
Average Annual Return [Line Items]
Average Annual Return, Percent	18.91%	11.04%	8.32%
Without Sales Load [Member] | C000166331
Average Annual Return [Line Items]
Average Annual Return, Percent	19.15%	11.24%	8.50%
MSCI World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.17%
MSCI World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.17%
MSCI World Select Natural Resources Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	19.46%	15.87%	9.44%
MSCI World Select Natural Resources Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	19.46%	15.87%	9.44%